Loans and financing - Summary of Changes in Loans and Financing (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings to third party on behalf of acquiree	$ 119
Work Area [member]
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings to third party on behalf of acquiree	$ 7,919